Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - XCEL 401(k)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 35,867,976
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	113,222,500
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	19,826,438
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	168,916,914
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	26,350,885
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	59,058,270
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	431,745,729
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	517,154,884
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	1,459,231
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(276,008,587)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(1,735,390)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	409,787,052
EBP, Net Asset Available for Benefit	$ 3,503,037,791